Stock-based compensation - Summary of Unrecognized Compensation Expense for Unvested Awards (Details) $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 46,299
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 9,861
Weighted- average remaining period	3 years 14 days
RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 23,455
Weighted- average remaining period	2 years 1 month 20 days
PSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 12,983
Weighted- average remaining period	2 years 1 month 9 days